Schedule of Liability for the Sale of Future Revenue (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Liability Related To Sale Of Future Royalties
Beginning balance, deferred revenue	$ 4,083	$ 2,958
Sale of future royalties		1,439
Foreign currency exchange impact	205	(314)
Ending balance, deferred revenue	$ 4,288	$ 4,083